Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Investment Holdings [Line Items]
Beginning balance	¥ 77,305		¥ 73,001	¥ 46,084
Additions			10,000	33,414
Share of earnings/(loss) of an equity investee	417	$ 59	(2,200)	2,660
Fair value change	(257)		(2,784)	(4,224)
Realized gain/(loss)	78			265
Exchange adjustments	19		288	232
Impairment				(1,610)
Disposal	(874)		(1,000)	(3,820)
Ending balance	76,688	$ 10,801	77,305	73,001
Equity investments measured under measurement alternative [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	33,695		34,695	24,695
Additions				12,500
Share of earnings/(loss) of an equity investee
Fair value change
Realized gain/(loss)
Exchange adjustments
Impairment				(1,610)
Disposal			(1,000)	(890)
Ending balance	33,695		33,695	34,695
Equity Method [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	41,749		33,949	21,389
Additions			10,000	9,900
Share of earnings/(loss) of an equity investee	417		(2,200)	2,660
Fair value change
Realized gain/(loss)
Exchange adjustments
Impairment
Disposal
Ending balance	42,166		41,749	33,949
Investment Accounted For At Fair Value [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	808		840
Additions				4,641
Share of earnings/(loss) of an equity investee
Fair value change			(109)	(1,339)
Realized gain/(loss)	78			265
Exchange adjustments	(12)		77	203
Impairment
Disposal	(874)			(2,930)
Ending balance			808	840
Equity Investments Measured Under NAV Practical Expedient [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	1,053		3,517
Additions				6,373
Share of earnings/(loss) of an equity investee
Fair value change	(257)		(2,675)	(2,885)
Realized gain/(loss)
Exchange adjustments	31		211	29
Impairment
Disposal
Ending balance	¥ 827		¥ 1,053	¥ 3,517